PRC CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRC CONTRIBUTION PLAN AND PROFIT APPROPRIATION [Abstract]
Total provision for employee benefit	$ 3,480,839	$ 3,635,872	$ 4,050,629
General reserve fund appropriations, percent of profit	10.00%
Statutory reserve	$ 10,572,330	$ 10,341,491